VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.03%)
Communications (15.00%)
Internet (15.00%)
Alphabet, Inc., Class C(a)	392,900	$45,827,856
Amazon.com, Inc.(a)	694,340	93,701,183
Meta Platforms, Inc., Class A(a)	269,087	42,811,742
		182,340,781

TOTAL COMMUNICATIONS		182,340,781

Consumer, Non-cyclical (4.82%)
Commercial Services (4.82%)
CoStar Group, Inc.(a)	806,105	58,515,162

TOTAL CONSUMER, NON-CYCLICAL		58,515,162

Financial (26.50%)
Diversified Financial Services (10.58%)
Mastercard, Inc., Class A	229,082	81,046,921
Visa, Inc., Class A	223,852	47,481,248
		128,528,169

Private Equity (10.20%)
Carlyle Group, Inc.	1,684,778	65,554,712
KKR & Co., Inc., Class A	1,053,589	58,432,046
		123,986,758

Real Estate (5.72%)
CBRE Group, Inc., Class A(a)	416,080	35,624,770
Jones Lang LaSalle, Inc.(a)	178,065	33,951,653
		69,576,423

TOTAL FINANCIAL		322,091,350

Industrial (14.57%)
Aerospace/Defense (9.63%)
HEICO Corp., Class A	345,038	44,054,452
TransDigm Group, Inc.	117,237	72,961,274
		117,015,726

Electric Equipment Manufacturing (4.94%)
General Electric Co.	812,162	60,026,894

TOTAL INDUSTRIAL		177,042,620

Technology (36.14%)
Semiconductors (20.99%)
Applied Materials, Inc.	618,826	65,583,179

		Value
	Shares	(Note 2)
Technology (continued)
Semiconductors (continued)
Lam Research Corp.	109,835	$54,973,516
NVIDIA Corp.	125,434	22,782,577
Qorvo, Inc.(a)	518,711	53,982,254
Skyworks Solutions, Inc.	529,973	57,703,460
		255,024,986

Software (15.15%)
AppLovin Corp., Class A(a)	543,093	19,301,525
Microsoft Corp.	192,034	53,911,625
Salesforce, Inc.(a)	295,749	54,423,731
Splunk, Inc.(a)	543,862	56,512,701
		184,149,582

TOTAL TECHNOLOGY		439,174,568

TOTAL COMMON STOCKS
(Cost $1,038,715,942)		1,179,164,481

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.95%)
Money Market Fund (2.95%)
Invesco Government & Agency Portfolio, Institutional Class	1.786%	35,880,892	35,880,892

TOTAL SHORT TERM INVESTMENTS
(Cost $35,880,892)			35,880,892

TOTAL INVESTMENTS (99.98%)
(Cost $1,074,596,834)			$1,215,045,373

Other Assets In Excess Of Liabilities (0.02%)			298,029

NET ASSETS (100.00%)			$1,215,343,402

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2022 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.30%)
Consumer, Cyclical (7.54%)
Home Furnishings (7.54%)
MillerKnoll, Inc.	725,438	$21,842,938
Sleep Number Corp.(a)	920,865	41,494,177
		63,337,115

TOTAL CONSUMER, CYCLICAL		63,337,115

Consumer, Non-cyclical (30.27%)
Commercial Services (21.08%)
ABM Industries, Inc.	778,404	34,903,635
Colliers International Group, Inc.	229,214	28,644,874
ISS A/S(a)	2,179,537	37,868,692
PROG Holdings, Inc.(a)	837,960	15,435,223
Savills PLC	1,628,182	23,595,404
Sdiptech AB, Class B(a)	1,319,704	36,647,623
		177,095,451

Food (4.45%)
Premium Brands Holdings Corp.	465,579	37,408,475

Healthcare-Services (4.74%)
Medpace Holdings, Inc.(a)	234,862	39,816,155

TOTAL CONSUMER, NON-CYCLICAL		254,320,081

Financial (16.03%)
Diversified Financial Services (5.21%)
Virtus Investment Partners, Inc.	212,143	43,769,344

Real Estate (6.75%)
Cushman & Wakefield PLC(a)	3,378,077	56,751,693

REITS (4.07%)
Park Hotels & Resorts, Inc.	2,191,164	34,160,247

TOTAL FINANCIAL		134,681,284

Industrial (39.15%)
Building Materials (19.73%)
Forterra PLC	8,859,461	31,773,869
Ibstock PLC	20,296,019	50,668,987
SmartRent, Inc.(a)	10,231,691	57,911,371
Victoria PLC(a)	5,602,694	25,381,504
		165,735,731

Electrical Components & Equipment (11.15%)
EnerSys	578,900	38,155,299

		Value
	Shares	(Note 2)
Industrial (continued)
Electrical Components & Equipment (continued)
Littelfuse, Inc.	199,137	$55,533,335
		93,688,634

Electronics (5.42%)
Ituran Location and Control, Ltd.	1,792,079	45,518,807

Manufactured Goods (2.85%)
Timken Co.	365,583	23,901,817

TOTAL INDUSTRIAL		328,844,989

Technology (3.31%)
Software (3.31%)
Cerence, Inc.(a)	756,924	21,322,549
Porch Group, Inc.(a)	3,369,770	6,503,656
		27,826,205

TOTAL TECHNOLOGY		27,826,205

TOTAL COMMON STOCKS
(Cost $881,782,062)		809,009,674

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (3.67%)
Money Market Fund (3.67%)
Invesco Government & Agency Portfolio, Institutional Class	1.786%	30,830,810	30,830,810

TOTAL SHORT TERM INVESTMENTS
(Cost $30,830,810)			30,830,810

TOTAL INVESTMENTS (99.97%)
(Cost $912,612,872)			$839,840,484

Other Assets In Excess Of Liabilities (0.03%)			245,416

NET ASSETS (100.00%)			$840,085,900

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

 July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

 July 31, 2022 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2022:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,179,164,481	$–	$–	$1,179,164,481
Short Term Investments	35,880,892	–	–	35,880,892
TOTAL	$1,215,045,373	$–	$–	$1,215,045,373

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$809,009,674	$–	$–	$809,009,674
Short Term Investments	30,830,810	–	–	30,830,810
TOTAL	$839,840,484	$–	$–	$839,840,484

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

 July 31, 2022 (Unaudited)

For the three months ended July 31, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.